Stockholders' Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized Loss on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[1]	$ (591)	$ 214
Other comprehensive (loss) income, before reclassifications	[1]	(1,566)	(1,291)
Amounts reclassified from accumulated other comprehensive income	[1]	(602)	(8)
Current period other comprehensive (loss) income, before tax	[1]	(2,168)	(1,299)
Deferred tax adjustment	[1]		0
Income tax benefit (expense)	[1]	823	494
Current period other comprehensive (loss) income, net of tax	[1]	(1,345)	(805)
Balance at the end	[1]	(1,936)	(591)	$ 214
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning	[2]	(1,427)	(1,442)
Other comprehensive (loss) income, before reclassifications	[2]	79	144
Amounts reclassified from accumulated other comprehensive income	[2]	(786)	5
Current period other comprehensive (loss) income, before tax	[2]	(707)	149
Deferred tax adjustment	[2]		(77)
Income tax benefit (expense)	[2]	269	(57)
Current period other comprehensive (loss) income, net of tax	[2]	(438)	15
Balance at the end	[2]	(1,865)	(1,427)	(1,442)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning		(2,018)	(1,228)
Other comprehensive (loss) income, before reclassifications		(1,487)	(1,147)
Amounts reclassified from accumulated other comprehensive income		(1,388)	(3)
Current period other comprehensive (loss) income, before tax		(2,875)	(1,150)
Deferred tax adjustment			(77)
Income tax benefit (expense)		1,092	437
Current period other comprehensive (loss) income, net of tax		(1,783)	(790)	(459)
Balance at the end		(3,801)	(2,018)	(1,228)
Balance at the beginning		(2,018)
Current period other comprehensive (loss) income, net of tax		(1,783)	(790)	$ (459)
Balance at the end		$ (3,801)	$ (2,018)

[1]	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.
[2]	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.